Intangible assets, net	12 Months Ended
Dec. 31, 2021
Intangible assets, net
Intangible assets, net

Note 10 – Intangible Assets, net

	December 31,	December 31,
	2021	2020
Software	$30,838	$25,957
Land use rights*	314,456	307,241
Patents	4,707,000	4,599,000
Subtotal	5,052,294	4,932,198
Less: Accumulated amortization	(4,846,323)	(4,268,165)
Intangible assets, net	$205,971	$664,033

*There is no private ownership of land in China. Land is usually owned by the local government and the government grants land use rights for specified terms. The Company acquired land use rights from the local government in December 2002 for period of 50 years. As of December 31, 2021 and 2020, land use rights with net book value of $200,204 and $201,755, respectively, were pledged as collateral for bank loans (Note 12).

Amortization expense for intangible assets totaled $472,140, $441,489 and $459,898 for the years ended December 31, 2021, 2020 and 2019, respectively, among which $472,140, $441,489 and $441,489 were for continuing operations, respectively.